Document and Entity Information	Oct. 22, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001652044
Document Type	8-K
Document Period End Date	Oct. 22, 2020
Entity Registrant Name	ALPHABET INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37580
Entity Tax Identification Number	61-1767919
Entity Address, Address Line One	1600 Amphitheatre Parkway
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	253-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	GOOGL
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Class C Capital Stock, $0.001 par value
Trading Symbol	GOOG